Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 1.4%
Axon Enterprise, Inc.*	297,122	$55,243,893
TransDigm Group, Inc.	38,630	34,756,184
Beverages - 2.5%
Celsius Holdings, Inc.*	561,180	81,202,746
Monster Beverage Corp.*	1,457,546	83,794,320
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc.*	198,416	38,770,486
Apellis Pharmaceuticals, Inc.*	336,375	8,661,656
BioMarin Pharmaceutical, Inc.*	327,321	28,781,336
Karuna Therapeutics, Inc.*	133,356	26,640,528
Moderna, Inc.*	245,234	28,854,232
Neurocrine Biosciences, Inc.*	549,468	55,985,295
Sarepta Therapeutics, Inc.*	163,326	17,702,905
Building products - 1.0%
Fortune Brands Innovations, Inc.	935,050	66,454,004
Capital markets - 6.1%
LPL Financial Holdings, Inc.	462,406	106,057,440
MarketAxess Holdings, Inc.	284,984	76,723,392
Moody's Corp.	269,217	94,966,297
MSCI, Inc.	221,059	121,158,017
Chemicals - 2.1%
Albemarle Corp.	418,415	88,821,136
Corteva, Inc.	875,650	49,412,930
Commercial services & supplies - 4.5%
RB Global, Inc.	1,895,259	122,206,300
Waste Connections, Inc.	1,230,646	173,730,296
Communications equipment - 0.7%
Arista Networks, Inc.*	314,844	48,829,156
Construction & engineering - 0.8%
Quanta Services, Inc.	251,590	50,725,576
Construction materials - 1.7%
Martin Marietta Materials, Inc.	254,515	113,630,767
Consumer staples distribution - 1.0%
Casey's General Stores, Inc.	271,086	68,492,589
Electrical equipment - 0.8%
Rockwell Automation, Inc.	157,749	53,049,411
Electronic equipment, instruments & components - 1.8%
Cognex Corp.	1,099,159	60,036,065
Keysight Technologies, Inc.*	365,281	58,839,463
Energy equipment & services - 3.6%
Baker Hughes Co.	4,332,535	155,061,427
Halliburton Co.	2,015,559	78,768,046
Entertainment - 1.0%
Take-Two Interactive Software, Inc.*	437,692	66,940,614
Financial services - 2.6%
FleetCor Technologies, Inc.*	239,163	59,530,062
Global Payments, Inc.	559,574	61,693,034
Toast, Inc., Class A*	2,310,518	50,993,132
Food products - 0.6%
Freshpet, Inc.*	501,185	36,857,145
Ground transportation - 1.7%
Old Dominion Freight Line, Inc.	272,978	114,511,541
Health care equipment & supplies - 7.5%
Align Technology, Inc.*	202,113	76,376,482
DexCom, Inc.*	1,092,588	136,092,761
IDEXX Laboratories, Inc.*	262,970	145,877,348
Penumbra, Inc.*	266,073	80,715,905
Shockwave Medical, Inc.*	218,858	57,034,395
Health care providers & services - 2.0%
AmerisourceBergen Corp.	521,034	97,381,255
Chemed Corp.	70,484	36,728,507
Health care technology - 1.2%
Veeva Systems, Inc., Class A*	373,296	76,234,509
Hotels, restaurants & leisure - 7.0%
Caesars Entertainment, Inc.*	788,070	46,511,892
Chipotle Mexican Grill, Inc.*	63,829	125,250,370
Hyatt Hotels Corp., Class A	698,552	88,262,045
Planet Fitness, Inc., Class A*	1,285,671	86,834,219
Vail Resorts, Inc.	471,869	111,120,431
Industrial real estate investment trusts (REITs) - 0.5%
EastGroup Properties, Inc.	173,889	30,809,653
Interactive media & services - 0.9%
Match Group, Inc.*	1,202,549	55,930,554
IT services - 0.5%
Snowflake, Inc., Class A*	201,132	35,743,168
Life sciences tools & services - 4.6%
10X Genomics, Inc., Class A*	553,307	34,847,275
Bio-Techne Corp.	549,775	45,851,235
IQVIA Holdings, Inc.*	398,959	89,271,066
Repligen Corp.*	212,042	36,377,925
West Pharmaceutical Services, Inc.	264,627	97,393,321
Machinery - 2.7%
Chart Industries, Inc.*	311,396	56,723,895
Westinghouse Air Brake Technologies Corp.	1,041,184	123,317,833
Media - 0.5%
The Trade Desk, Inc., Class A*	349,126	31,861,239
Oil, gas & consumable fuels - 0.7%
Antero Resources Corp.*	1,728,600	46,240,050
Pharmaceuticals - 0.8%
Zoetis, Inc.	278,767	52,433,285
Professional services - 3.3%
Booz Allen Hamilton Holding Corp.	675,334	81,769,441
Paycom Software, Inc.	231,050	85,201,998
TransUnion	642,954	51,237,004
Real estate management & development - 1.0%
CoStar Group, Inc.*	797,456	66,962,380
Semiconductors & semiconductor equipment - 5.4%
Entegris, Inc.	1,091,335	119,730,363
Marvell Technology, Inc.	1,991,418	129,701,054
Monolithic Power Systems, Inc.	185,259	103,650,558
Software - 13.8%
BILL Holdings, Inc.*	618,007	77,460,997
Crowdstrike Holdings, Inc., Class A*	744,607	120,373,168
Datadog, Inc., Class A*	600,835	70,129,461
Fair Isaac Corp.*	44,623	37,392,735
Five9, Inc.*	522,580	45,856,395
HubSpot, Inc.*	59,716	34,668,124
Palo Alto Networks, Inc.*	351,932	87,968,923
PTC, Inc.*	577,125	84,150,596
Synopsys, Inc.*	483,820	218,589,876
Tyler Technologies, Inc.*	338,143	134,117,658
Specialized real estate investment trusts (REITs) - 1.2%
SBA Communications Corp.	358,500	78,493,575
Specialty retail - 4.1%
AutoZone, Inc.*	25,073	62,224,166
Five Below, Inc.*	222,518	46,359,400
Ross Stores, Inc.	800,473	91,766,225
Ulta Beauty, Inc.*	150,788	67,070,502
Textiles, apparel & luxury goods - 0.9%
Lululemon Athletica, Inc.*	158,154	59,866,034
Trading companies & distribution - 3.7%
United Rentals, Inc.	229,531	106,658,465
W.W. Grainger, Inc.	185,554	137,029,774
Total common stocks (cost $4,476,813,161)		6,537,530,911
Total investment portfolio (cost $4,476,813,161) - 99.3%		6,537,530,911
Other assets in excess of liabilities - 0.7%		44,674,766
Total net assets - 100.0%		$6,582,205,677

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.